Derivative Liabilities (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	May 25, 2013	Dec. 31, 2012
Derivative liabilities	$ 4,324	$ 1,650,243	$ 4,324	$ 44,966	$ 0
Quoted prices in active markets (Level 1) [Member]
Derivative liabilities		0
Significant other observable inputs (Level 2) [Member]
Derivative liabilities		0
Significant unobservable inputs (Level 3) [Member]
Derivative liabilities		$ 1,650,243			$ 0